SUPPLEMENT DATED DECEMBER 27, 2024
TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES
OF
ABACUS FCF INNOVATION LEADERS ETF (ABOT)
ABACUS TACTICAL HIGH YIELD ETF (ABHY)
ABACUS FCF REAL ASSETS LEADERS ETF (ABLD)

(each a “Fund” and, together, the “Funds”)
(each a series of TrimTabs ETF Trust)

Important Notice to Investors

Capitalized terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in each Fund’s Summary Prospectus.

The below changes are immediately effective. These changes do not impact the Funds’ investment objectives or principal investment strategies.

1.All references to the Funds’ investment adviser are hereby changed from “FCF Advisors LLC” to “Abacus FCF Advisors LLC.”

2.All references to “FCF Indexes LLC,” the Funds’ index provider, are hereby changed to “Abacus FCF Indexes LLC.”

3.All references to each Funds’ Underlying Index in each Fund’s Prospectus and SAI are hereby changed to the following:

Current Underlying Index Name	New Underlying Index Name
FCF US Quality Innovation Index	Abacus FCF Innovation Leaders Index
FCF Tactical High Yield Index	Abacus Tactical High Yield Index
FCF Yield Enhanced Real Asset Index	Abacus FCF Real Assets Leaders Index

4.The following information replaces in its entirety the heading and the information appearing under the heading “Portfolio Managers” in the “Fund Summaries” section of the Prospectus for each Fund:

Portfolio Managers

Vince (Qijun) Chen, CFA, Vice President of Public Equity & Portfolio Management of Abacus Life, Inc., the parent company of the Adviser, (“Abacus Life”) and Portfolio Manager of the Adviser, Fei Xue, Vice President of ABL Wealth Advisors, LLC, a subsidiary of Abacus Life, Inc. and an affiliate of the Adviser, (“ABL Wealth”), and Tom MacDonald, Financial Analyst at ABL Wealth, each serve the Fund as a portfolio manager and have served in such role since December 2024. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

Please keep this supplement with your Summary Prospectus for future reference.